Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accruals and Other Liabilities
Accruals and Other Liabilities
Current accrued liabilities consist of the following:

	December 31
	2018	2017
	(In thousands)
Accrued employee compensation	$28,693	$28,549
Accrued liabilities for sales and procurement	3,580	3,384
Accrued liabilities for restructuring	8,658	8,717
Other accrued liabilities	15,366	18,821
Total	$56,297	$59,471
Other current liabilities consist of the following:

	December 31
	2018	2017
	(In thousands)
Employee related liabilities	$3,037	$3,003
Liabilities for withholding tax	1,941	10,627
Liabilities for VAT	1,915	1,850
Liabilities for outstanding invoices	8,637	5,036
Other current liabilities	14,963	13,217
Total	$30,493	$33,733

Other long-term liabilities consist of the following:

	December 31
	2018	2017
	(In thousands)
Employee related liabilities	$7,008	$9,594
Liabilities for asset retirement obligation	2,414	2,300
Environmental protection liabilities	1,353	1,450
Liabilities from build-to-suit lease agreement	28,657	—
Other non-current liabilities	4,729	4,324
Total	$44,161	$17,668

Liabilities for ARO's were settled in an amount of $167k for the year ended December 31, 2017. In 2018 no ARO liabilities were settled.